ACCRUED EXPENSES AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
ACCRUED EXPENSES AND OTHER LIABILITIES
Schedule of accrued expenses and other liabilities

	December 31,	December 31,
	2020	2021
	RMB	RMB
Accrued advertising and marketing fee	105,638	52,371
Payables related to services fees and others	152,396	93,897
Amounts due to customers for the segregated bank balances held on their behalf	405,719	273,774
Deposits	2,913	2,575
Value added tax and surcharges	16,494	13,899
Others	43,526	30,732
Total accrued expenses and other current liabilities	726,686	467,248